Shareholders' Equity	6 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12 – SHAREHOLDERS’ EQUITY

Ordinary shares

On August 5, 2022, Haoxi’s shareholders approved an Amended and Restated Memorandum and Articles of Association, pursuant to which 6,000,000 shares were authorized as Class A ordinary shares and 2,000,000 shares were authorized as Class B ordinary shares with a nominal or par value of $0.0001 per share (each is hereinafter referred to as “Class A Ordinary Shares” and “Class B Ordinary Shares”). Class A Ordinary Shares are entitled to one vote per share and Class B Ordinary Shares are entitled to 10 votes per share. Haoxi issued 690,800 Class B Ordinary Shares to Mr. Fan Zhen and 309,200 Class A Ordinary Shares to Mr. Lei Xu and four other shareholders on August 5, 2022. On November 28, 2022, the Company newly issued 179,200 Class A Ordinary Shares to the investor, with the par value credited to ordinary shares. On September 20, 2024, the Company newly issued 1,606,800 Class A Ordinary Shares to the investor, with the par value credited to ordinary shares.

The Company held an annual general meeting on January 10, 2025 and the shareholders of the Company voted to pass the following resolutions :

(1)	the Company effected a reverse stock split at a ratio of 25-to-1.

(2)	Increase in the authorized capital. The authorized share capital of the Company was increased from US$200,000 divided into (i) 6,000,000 Class A Ordinary Shares of par value of US$0.0025 each, and (ii) 2,000,000 Class B Ordinary Shares of par value of US$0.0025 each to US$1,000,000 divided into (i) 300,000,000 Class A ordinary shares of par value of US$0.0025 each and (ii) 100,000,000 Class B ordinary shares of par value of US$0.0025 each.

All the shares and share price in the condensed unaudited consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split.

Statuary Reserve

In accordance with the Regulations on Enterprises of PRC, WFOE and Haoxi BJ in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of December 31, 2024 and June 30, 2024, the statutory reserves of WFOE and Haoxi BJ have not accumulated retained earnings and, thus, are not required to appropriate statutory reserves. As of December 31, 2024 and June 30, 2024 ,the balances of the statutory reserves were nil and nil, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Haoxi BJ, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the CFS prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2024 and June 30, 2024, restricted net assets of the Company’s PRC subsidiaries were $27,778 and $27,778, respectively.